Subsequent events (Details Narrative) - Subsequent Event [Member]	Mar. 09, 2026 shares
Ms. Lung Lay Hua [Member]
Subsequent Event [Line Items]
Ownership percentage	32.045%
Mr. Goh Kian Hwa [Member]
Subsequent Event [Line Items]
Ownership percentage	32.045%
Mr. Goh Kian Hwa [Member]
Subsequent Event [Line Items]
Voting power	48.79% of the voting power
Mr. Goh Kian Hwa [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Converted shares	1,462,590
Mr. Goh Kian Hwa [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Converted shares	408,784
Ms. Lung Lay Hua [Member]
Subsequent Event [Line Items]
Voting power	48.79% of the voting power
Ms. Lung Lay Hua [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Converted shares	1,462,590
Ms. Lung Lay Hua [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Converted shares	408,784